INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2023
INCOME TAXES [Abstract]
Reconciliation of Income Taxes to Statutory Federal Income Tax Rate
A reconciliation of income taxes computed at the statutory federal income tax rate of 21.0% to the provision for income taxes included in the consolidated statements of operations is as follows (in thousands, except percentages):

	Year Ended March 31,
	2023	2022	2021

Income tax expense computed at the U.S. statutory federal rate	$34,224	$30,845	$22,450
State income tax expense—net of federal benefit	8,754	8,937	6,941
Non-deductible executive compensation	1,708	1,749	2,052
Other	(1,068)	(247)	1,066
Provision for income taxes	$43,618	$41,284	$32,509
Effective income tax rate	26.8%	28.1%	30.4%

Components of Provision for Income Taxes
The components of the provision for income taxes are as follows (in thousands):

	Year Ended March 31,
	2023	2022	2021
Current:
Federal	$30,928	$32,309	$26,054
State	10,110	11,681	9,882
Foreign	499	894	770
Total current expense	41,537	44,884	36,706

Deferred:
Federal	1,301	(3,289)	(3,067)
State	970	(370)	(1,096)
Foreign	(190)	59	(34)
Total deferred expense (benefit)	2,081	(3,600)	(4,197)

Provision for income taxes	$43,618	$41,284	$32,509

Components of Deferred Tax Assets and Liabilities	Significant components of our deferred tax assets and liabilities were as follows (in thousands):

	March 31,
	2023	2022
Deferred tax assets:
Accrued vacation	$2,251	$2,391
Deferred revenue	5,448	5,090
Allowance for credit losses	1,063	951
Restricted stock	654	616
Other deferred tax assets	1,697	743
Accrued bonus	2,323	2,532
Lease liabilities	3,939	1,857
Other credits and carryforwards	277	249
Gross deferred tax assets	17,652	14,429
Less: valuation allowance	(112)	(250)
Net deferred tax assets	17,540	14,179

Deferred tax liabilities:
Property and equipment	(2,926)	(2,295)
Operating leases	(3,789)	(2,759)
Prepaid expenses	(1,729)	(887)
Right-of-use assets	(3,885)	(1,869)
Tax deductible goodwill	(2,244)	(1,319)
Total deferred tax liabilities	(14,573)	(9,129)

Net deferred tax asset	$2,967	$5,050